Details of Income Statement Items (Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling, transport and marketing expenses
Land and Marine transportation	$ 722	$ 714	$ 792
Cost of labor	185	176	188
Other	207	203	201
Selling, transport and marketing expenses	1,114	1,093	1,181
General and administrative expenses
Cost of labor	155	147	168
Professional Services	44	43	44
Other	60	70	79
General and administrative expenses	259	260	291
Research and development expenses
Cost of labor	52	56	55
Other	17	15	13
Research and development expenses	$ 69	$ 71	$ 68